Loans - Composition of Loan Portfolio By Class of Loan (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	$ 4,829,682		$ 4,620,505
Accrued Interest Receivable	13,629		13,494
Recorded Investment	4,843,311		4,633,999
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	856,535	[1]	825,432	[1]
Accrued Interest Receivable	3,218	[1]	3,079	[1]
Recorded Investment	859,753	[1]	828,511	[1]
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	1,069,637	[1]	1,112,273	[1]
Accrued Interest Receivable	3,546	[1]	3,765	[1]
Recorded Investment	1,073,183	[1]	1,116,038	[1]
Construction real estate
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	155,804		156,116
Recorded Investment	156,199		156,503
SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	2,195	[1]	5,846	[1]
Accrued Interest Receivable	0	[1]	2	[1]
Recorded Investment	2,195	[1]	5,848	[1]
Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	115,139		110,842
Accrued Interest Receivable	300		263
Recorded Investment	115,439		111,105
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	31,148		31,882
Accrued Interest Receivable	72		96
Recorded Investment	31,220		31,978
Installment
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	7,322		7,546
Accrued Interest Receivable	23		26
Recorded Investment	7,345		7,572
Commercial
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	417,612		407,387
Accrued Interest Receivable	1,038		904
Recorded Investment	418,650		408,291
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	1,189,709		1,144,754
Accrued Interest Receivable	1,548		1,559
Recorded Investment	1,191,257		1,146,313
HELOC
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	216,915		213,565
Accrued Interest Receivable	803		870
Recorded Investment	217,718		214,435
Installment
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	27,139		33,841
Accrued Interest Receivable	97		132
Recorded Investment	27,236		33,973
Consumer
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	893,160		723,733
Accrued Interest Receivable	2,967		2,775
Recorded Investment	896,127		726,508
Leases
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	3,171		3,404
Accrued Interest Receivable	17		23
Recorded Investment	$ 3,188		$ 3,427

[1]	Included within commercial, financial and agricultural loans, commercial real estate loans, and SEPH commercial land and development loans were an immaterial amount of consumer loans that were not broken out by class.